UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:                                          June 30, 2009
                                                ---------------

Check here if Amendment [ ]; Amendment
Number:                                         ---------
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name: Sandler Capital Management
      --------------------------------
      711 Fifth Avenue, 15[th] Floor
      --------------------------------
      New York, NY  10022

Form 13F File Number:
28-                         0625
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew Sandler
       ---------------------------
Title: Managing Director
       ---------------------------
Phone: (212) 754-8100
       ---------------------------

Signature, Place, and Date of Signing:

       /s/ Andrew Sandler         New York, NY          August 12, 2009
------------------------------  ----------------     ---------------------
            [Signature]          [City, State]                [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:             2
                                          -------------

 Form 13F Information Table Entry Total:       50
                                          -------------

 Form 13F Information Table Value Total:     211,825
                                          -------------
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



 No.  Form 13F File Number      Name

 1    28-10539                  Sandler Associates

 2    28-10540                  Sandler Offshore Fund, Inc.

      COLUMN 1           COLUMN 2    COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8
   NAME OF ISSUER        TITLE OF      CUSIP      VALUE        SHRS OR       INVESTMENT      OTHER      VOTING AUTHORITY
                          CLASS                  (X1,000)    SH/PRN/PUT/     DISCRETION     MANAGERS
                                                             CALL TOTAL
                                                             SHARES HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      SOLE          SHARED  NONE
AECOM TECHNOLOGY CORP
DELAWA                   COM        00766T100     5114        159800          SOLE           1,2       159800       0       0

ALVARION LTD             SHS        M0861T100     1788        400000          SOLE           1,2       400000       0       0

AMERICAN TOWER CORP      COM CL A   029912201     4424        140300          SOLE           1,2       140300       0       0

ANSYS INC                COM        03662Q105     8454        271300          SOLE           1,2       271300       0       0

ARBINET THEXCHANGE INC   COM        03875P100      124         71500          SOLE           1,2        71500       0       0

BAIDU INC                SPON ADR   056752108     2710          9000          SOLE           1,2         9000       0       0
                         REP A

BARE ESCENTUALS INC      COM        067511105    20574       2309040          SOLE           1,2      2309040       0       0

BED BATH BEYOND INC      COM        075896100     4613        150000          SOLE           1,2       150000       0       0

BHP BILLITON LTD         SPONSORED  088606108     4926         90000          SOLE           1,2        90000       0       0
                         ADR

CABLEVISION SYS CORP     CL A NY    12686C109    12551        646623          SOLE           1,2       646623       0       0
                         CABLVS

CHURCH & DWIGHT CO
INC                      COM        171340102     2884         53100          SOLE           1,2        53100       0       0

CLEAN HARBORS INC        COM        184496107     5145         95300          SOLE           1,2        95300       0       0

CONSTANT CONTACT INC     COM        210313102     3016        152000          SOLE           1,2       152000       0       0

CORNING INC              COM        219350105     2613        162700          SOLE           1,2       162700       0       0

CROWN CASTLE INTL
CORP                     COM        228227104     2822        117500          SOLE           1,2       117500       0       0

CTRIP COM INTL LTD       ADR        22943F100     3973         85800          SOLE           1,2        85800       0       0

DIGITAL RIV INC          COM        25388B104    10155        279600          SOLE           1,2       279600       0       0

DIONEX CORP              COM        254546104     8025        131500          SOLE           1,2       131500       0       0

EASTMAN CHEM CO          COM        277432100     1933         51000          SOLE           1,2        51000       0       0

EQUIFAX INC              COM        294429105     2545         97500          SOLE           1,2        97500       0       0

FRANKLIN RES INC         COM        354613101     3492         48500          SOLE           1,2        48500       0       0

GRAFTECH INTL LTD        COM        384313102     2280        201600          SOLE           1,2       201600       0       0

HUNT J B TRANS SVCS
INC                      COM        445658107     2591         84800          SOLE           1,2        84800       0       0

ISHARES TR               HIGH YLD   464288513     8138        102100          SOLE           1,2       102100       0       0
                         COPR

ISHARES INC              MSCI HONG  464286871    10846        789400          SOLE           1,2       789400       0       0
                         KONG


ISHARES INC              MSCI STH   464286780     1513         32000          SOLE           1,2        32000       0       0
                         AFRCA

ITRON INC                COM        465741106     3580         65000          SOLE           1,2        65000       0       0

JARDEN CORP              COM        471109108    10129        540200          SOLE           1,2       540200       0       0

LIFE TECHNOLOGIES        COM        53217V109     2616         62700          SOLE           1,2        62700       0       0
CORP

LIVE NATION INC          NOTE       538034AB5       32         61900          SOLE           1,2        61900       0       0
                         2.875% 7/1

MCAFEE INC               COM        579064106     2552         60500          SOLE           1,2        60500       0       0

MCDONALDS CORP           COM        580135101     5099         88700          SOLE           1,2        88700       0       0

MEAD JOHNSON
NUTRITION CO             COM CL A   582839106     2977         93700          SOLE           1,2        93700       0       0

MEMC ELECT MATLS INC     COM        552715104     1167         65500          SOLE           1,2        65500       0       0

MYRIAD GENETICS INC      COM        62855J104     2713         76100          SOLE           1,2        76100       0       0

MYRIAD
PHARMACEUTICALS INC      COM        62856H107       88         18899          SOLE           1,2        18899       0       0

NCR CORP NEW             COM        62886E108     4114        347800          SOLE           1,2       347800       0       0

NETLOGIC MICROSYSTEMS
INC                      COM        64118B100     2767         75900          SOLE           1,2        75900       0       0

NUANCE COMMUNICATIONS
INC                      COM        67020Y100     1830        151200          SOLE           1,2       151200       0       0

OPNET TECHNOLOGIES
INC                      COM        683757108      891         97300          SOLE           1,2        97300       0       0

PALL CORP                COM        696429307     3214        121000          SOLE           1,2       121000       0       0

RCN CORP                 COM NEW    749361200      852        142710          SOLE           1,2       142710       0       0

ROSETTA STONE INC        COM        777780107     5806        211600          SOLE           1,2       211600       0       0

TETRA TECH INC NEW       COM        88162G103     2599         90700          SOLE           1,2        90700       0       0

SCOTTS MIRACLE GRO CO    CL A       810186106     1770         50500          SOLE           1,2        50500       0       0

TRANSOCEAN LTD           REG SHS    H8817H100     6545         88100          SOLE           1,2        88100       0       0


TUPPERWARE BRANDS
CORP                     COM        899896104     1533         58900          SOLE           1,2        58900       0       0

WEBSENSE INC             COM        947684106     6835        383100          SOLE           1,2       383100       0       0

WILLIAMS-SONOMA INC      COM        969904101     1543        130000          SOLE           1,2       130000       0       0

YUM BRANDS INC           COM        988498101     3324         99700          SOLE           1,2        99700       0       0